UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07303
Investment Company Act File Number

Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

November 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Global Growth Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.1%

Security	Shares	Value
Aerospace & Defense — 0.5%
Alliant Techsystems, Inc.(1)(2)	3,450	$295,734

		$295,734

Auto Components — 1.0%
Lear Corp.(1)(2)	6,116	$385,247
Wonder Auto Technology, Inc.(1)(2)	15,009	178,907

		$564,154

Automobiles — 1.3%
Fiat SpA(1)	8,300	$123,060
Honda Motor Co., Ltd.	10,000	309,800
Toyota Motor Corp.	7,300	287,260

		$720,120

Beverages — 1.5%
Central European Distribution Corp.(1)(2)	11,200	$312,256
Fomento Economico Mexicano SA de CV ADR	12,000	546,120

		$858,376

Biotechnology — 0.5%
Cephalon, Inc.(1)(2)	5,000	$274,750

		$274,750

Building Products — 2.2%
Lennox International, Inc.(2)	3,340	$123,981
Owens Corning, Inc.(1)(2)	33,300	786,879
Wienerberger AG(1)	19,740	340,453

		$1,251,313

Capital Markets — 0.3%
3i Group PLC(1)	26,000	$116,067
Artio Global Investors, Inc.(1)	1,209	27,686

		$143,753

Chemicals — 1.0%
Agrium, Inc.(2)	5,000	$279,300
Celanese Corp., Class A	8,900	264,864

		$544,164

Commercial Banks — 10.5%
Banco Santander Central Hispano SA ADR(2)	66,000	$1,141,800
Bank of China Hong Kong (Holdings), Ltd.	243,000	557,528
Barclays PLC	104,000	508,247
Credit Agricole SA	7,400	153,839
DBS Group Holdings, Ltd.	72,000	746,062
Intesa Sanpaolo SpA(1)	122,000	531,354
KBC Groep NV(1)	9,900	443,576
Mitsubishi UFJ Financial Group, Inc.	39,000	214,806
National Bank of Greece SA(1)	14,800	438,669
Societe Generale	3,900	275,822
Turkiye Is Bankasi	31,000	105,491
Wells Fargo & Co.	26,900	754,276

		$5,871,470

Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(2)	7,300	$236,666

		$236,666

Security	Shares	Value
Communications Equipment — 0.5%
Brocade Communications Systems, Inc.(1)(2)	42,300	$299,907

		$299,907

Computers & Peripherals — 0.7%
3PAR, Inc.(1)(2)	15,000	$153,750
Apple, Inc.(1)	400	79,964
Toshiba Corp.(1)	32,000	168,649

		$402,363

Construction & Engineering — 0.4%
Vinci SA(2)	4,000	$221,416

		$221,416

Consumer Finance — 2.9%
American Express Co.(2)	10,600	$443,398
Capital One Financial Corp.(2)	7,500	287,700
Discover Financial Services(2)	40,000	618,400
ORIX Corp.	3,800	261,960

		$1,611,458

Diversified Consumer Services — 0.8%
Corinthian Colleges, Inc.(1)(2)	9,348	$138,537
H&R Block, Inc.(2)	16,000	324,800

		$463,337

Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	6,200	$263,438
Moody’s Corp.(2)	6,000	139,380

		$402,818

Diversified Telecommunication Services — 2.3%
France Telecom SA ADR(2)	14,400	$379,152
Koninklijke KPN NV	15,100	267,706
Telefonica SA	21,100	606,567

		$1,253,425

Electric Utilities — 0.5%
E.ON AG ADR	7,600	$301,188

		$301,188

Electrical Equipment — 1.3%
ABB, Ltd. ADR	19,300	$354,348
GrafTech International, Ltd.(1)	19,500	286,845
Yingli Green Energy Holding Co. Ltd. ADR(1)(2)	6,905	98,120

		$739,313

Electronic Equipment, Instruments & Components — 1.2%
FUJIFILM Holdings Corp.	13,000	$352,540
Hon Hai Precision Industry Co., Ltd.	67,000	282,276
Itron, Inc.(1)(2)	700	42,553

		$677,369

Energy Equipment & Services — 1.1%
Nabors Industries, Ltd.(1)(2)	10,600	$218,890
OAO TMK GDR(1)	13,900	237,372
Tenaris SA ADR(2)	3,800	149,948

		$606,210

Food & Staples Retailing — 1.1%
Shoppers Drug Mart Corp.	14,500	$593,794

		$593,794

Security	Shares	Value
Food Products — 2.7%
Cosan, Ltd., Class A(1)(2)	23,200	$170,288
Nestle SA	18,200	860,480
Unilever PLC	17,000	500,048

		$1,530,816

Health Care Equipment & Supplies — 0.5%
Masimo Corp.(1)(2)	6,000	$158,160
Mindray Medical International, Ltd. ADR(2)	4,000	121,120

		$279,280

Health Care Providers & Services — 1.1%
CIGNA Corp.	700	$22,456
Express Scripts, Inc.(1)(2)	2,700	231,660
Health Management Associates, Inc., Class A(1)(2)	4,000	24,520
Laboratory Corp. of America Holdings(1)(2)	2,100	153,216
Quest Diagnostics, Inc.(2)	3,000	173,820

		$605,672

Hotels, Restaurants & Leisure — 1.8%
Bally Technologies, Inc.(1)(2)	7,000	$290,710
Carnival PLC(1)	4,400	147,972
McDonald’s Corp.	5,000	316,250
Melco Crown Entertainment, Ltd. ADR(1)(2)	23,500	99,405
Scientific Games Corp., Class A(1)(2)	12,200	172,630

		$1,026,967

Household Durables — 3.3%
Desarrolladora Homex SA de CV ADR(1)(2)	18,500	$643,430
Fisher & Paykel Appliances Holdings, Ltd.(1)	280,000	116,011
LG Electronics, Inc.	1,400	123,816
Tempur-Pedic International, Inc.(1)(2)	22,273	479,983
Whirlpool Corp.(2)	6,210	460,533

		$1,823,773

Household Products — 0.6%
Church & Dwight Co., Inc.(2)	5,200	$307,008

		$307,008

Industrial Conglomerates — 1.5%
Cookson Group PLC(1)	50,000	$319,440
Keppel Corp., Ltd.	91,200	534,528

		$853,968

Insurance — 3.4%
Aegon NV(1)	57,800	$418,782
Allied World Assurance Holdings, Ltd.(2)	15,517	741,558
AXA SA ADR	15,500	383,780
Fairfax Financial Holdings, Ltd.	210	74,340
Zurich Financial Services AG	1,300	281,228

		$1,899,688

Internet & Catalog Retail — 0.7%
Netflix, Inc.(1)(2)	6,300	$369,369

		$369,369

Internet Software & Services — 0.5%
Yahoo! Inc.(1)	18,500	$276,945

		$276,945

IT Services — 0.9%
Accenture PLC, Class A	9,000	$369,360
Euronet Worldwide, Inc.(1)(2)	5,000	106,200

		$475,560

Security	Shares	Value
Machinery — 0.6%
Duoyuan Printing, Inc.(1)	4,896	$33,048
Illinois Tool Works, Inc.	5,067	246,459
PACCAR, Inc.(2)	1,600	59,328

		$338,835

Media — 3.4%
Central European Media Enterprises, Ltd., Class A(1)(2)	9,700	$241,627
DIRECTV(1)	27,505	869,973
Lamar Advertising Co., Class A(1)(2)	5,000	138,400
Liberty Starz, Series A(1)	2,750	131,587
McGraw-Hill Cos., Inc. (The)(2)	17,400	521,304

		$1,902,891

Metals & Mining — 5.0%
Anglo American PLC ADR(1)(2)	15,610	$335,303
ArcelorMittal(2)	6,800	267,036
Barrick Gold Corp.	15,000	640,350
Rio Tinto PLC ADR(2)	1,600	326,560
Sterlite Industries India, Ltd. ADR(2)	28,000	514,080
Thompson Creek Metals Co., Inc.(1)(2)	22,300	267,154
Vale SA ADR(2)	16,600	406,700

		$2,757,183

Multi-Utilities — 1.5%
National Grid PLC	30,000	$326,657
RWE AG	5,700	523,316

		$849,973

Multiline Retail — 0.8%
Big Lots, Inc.(1)(2)	11,700	$269,802
Marks & Spencer Group PLC	23,000	146,261

		$416,063

Office Electronics — 0.5%
Canon, Inc.	7,000	$267,554

		$267,554

Oil, Gas & Consumable Fuels — 8.3%
Apache Corp.	4,800	$457,344
Brigham Exploration Co.(1)(2)	14,724	153,718
KazMunaiGas Exploration Production GDR	6,300	152,246
LUKOIL OAO ADR	7,300	424,130
Massey Energy Co.(2)	19,000	715,540
Newfield Exploration Co.(1)	3,300	139,524
OMV AG	3,100	131,539
Petroleo Brasileiro SA ADR	15,200	684,912
SandRidge Energy, Inc.(1)(2)	31,421	294,729
StatoilHydro ASA ADR(2)	13,495	333,057
Total SA ADR	13,700	852,003
Uranium One, Inc.(1)	92,500	264,686

		$4,603,428

Paper & Forest Products — 1.1%
Schweitzer-Mauduit International, Inc.(2)	9,817	$604,335

		$604,335

Personal Products — 0.7%
Avon Products, Inc.(2)	10,500	$359,625
Revlon, Inc., Class A(1)(2)	1,609	29,123

		$388,748

Security	Shares	Value
Pharmaceuticals — 5.2%
AstraZeneca PLC ADR(2)	4,700	$210,701
Biovail Corp.	20,000	288,600
GlaxoSmithKline PLC ADR(2)	10,700	443,729
King Pharmaceuticals, Inc.(1)(2)	42,000	496,860
Novartis AG ADR	15,200	845,120
Perrigo Co.(2)	7,500	301,050
Sanofi-Aventis SA	4,200	317,672

		$2,903,732

Professional Services — 0.2%
Verisk Analytics, Inc., Class A(1)	4,526	$121,795

		$121,795

Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp.(2)	32,700	$131,781

		$131,781

Real Estate Management & Development — 0.2%
Raven Russia, Ltd.	169,000	$136,497

		$136,497

Road & Rail — 0.3%
All America Latina Logistica	20,000	$176,474

		$176,474

Semiconductors & Semiconductor Equipment — 3.8%
Atheros Communications, Inc.(1)(2)	19,900	$566,553
Cirrus Logic, Inc.(1)(2)	96,000	521,280
Cree, Inc.(1)(2)	3,400	162,622
MEMC Electronic Materials, Inc.(1)	10,100	121,604
Tessera Technologies, Inc.(1)(2)	25,320	599,325
United Microelectronics Corp. ADR(1)	38,000	128,820

		$2,100,204

Software — 1.0%
Ariba, Inc.(1)(2)	13,688	$148,378
Check Point Software Technologies, Ltd.(1)(2)	5,600	176,904
Concur Technologies, Inc.(1)(2)	6,200	229,772

		$555,054

Specialty Retail — 2.6%
Advance Auto Parts, Inc.(2)	12,273	$482,329
GameStop Corp., Class A(1)(2)	33,954	828,817
Kingfisher PLC	36,000	140,919

		$1,452,065

Textiles, Apparel & Luxury Goods — 2.2%
Gildan Activewear, Inc.(1)(2)	28,249	$544,923
Hanesbrands, Inc.(1)(2)	27,400	657,874

		$1,202,797

Tobacco — 1.3%
British American Tobacco PLC	23,500	$715,560

		$715,560

Trading Companies & Distributors — 1.2%
Mitsui & Co., Ltd.	50,000	$658,468

		$658,468

Wireless Telecommunication Services — 5.3%
Crown Castle International Corp.(1)(2)	29,000	$1,064,010
MTN Group, Ltd.	13,000	208,980
NII Holdings, Inc.(1)(2)	29,905	891,169

Security	Shares	Value
Rogers Communications, Inc., Class B	10,000	$302,600
Turkcell Iletisim Hizmetleri AS ADR(2)	33,000	506,880

		$2,973,639

Total Common Stocks (identified cost $44,374,552)		$53,039,220

Investment Funds — 1.6%

Security	Shares	Value
Capital Markets — 1.6%
Market Vectors Gold Miners ETF(1)	5,600	$286,216
MidCap SPDR Trust, Series 1(2)	4,800	598,224

Total Investment Funds (identified cost $901,667)		$884,440

Short-Term Investments — 29.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$1,673	$1,673,157
Eaton Vance Cash Collateral Fund, LLC, 0.16%(3)(4)	14,833	14,832,612

Total Short-Term Investments (identified cost $16,505,769)		$16,505,769

Total Investments — 126.3% (identified cost $61,781,988)		$70,429,429

Other Assets, Less Liabilities — (26.3)%		$(14,685,546)

Net Assets — 100.0%		$55,743,883

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at November 30, 2009.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2009 were $7,452 and $0, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At November 30, 2009, the Portfolio loaned securities having a market value of $14,447,247 and received $14,832,612 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	41.6%	$23,184,622
United Kingdom	7.6	4,237,463
Canada	5.8	3,255,747
France	4.6	2,583,684
Japan	4.5	2,521,037
Switzerland	4.2	2,341,176
Spain	3.1	1,748,367
Brazil	2.6	1,438,374
Singapore	2.3	1,280,590
Mexico	2.1	1,189,550
Bermuda	1.7	960,448
Netherlands	1.7	953,523
Germany	1.5	824,504
Italy	1.5	804,362
Russia	1.4	797,999
Hong Kong	1.2	656,933
Turkey	1.1	612,371
India	0.9	514,080
Austria	0.9	471,992
Belgium	0.8	443,576
Greece	0.7	438,669
Taiwan	0.7	411,096
Ireland	0.7	369,360
Norway	0.6	333,057
Poland	0.6	312,256
Czech Republic	0.5	241,627
China	0.4	219,240
South Africa	0.4	208,980
Israel	0.3	176,904
Kazakhstan	0.3	152,246
South Korea	0.2	123,816
New Zealand	0.2	116,011

Long-Term Investments	96.7%	$53,923,660
Short-Term Investments		16,505,769

Total Investments		$70,429,429

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,900,755

Gross unrealized appreciation	$8,744,318
Gross unrealized depreciation	(1,215,644)

Net unrealized appreciation	$7,528,674

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$8,546,439	$1,395,098		$—	$9,941,537
Consumer Staples	2,318,214	2,076,088		—	4,394,302
Energy	5,078,099	131,539		—	5,209,638
Financials	5,007,536	5,189,929		—	10,197,465
Health Care	3,745,762	317,672		—	4,063,434
Industrials	2,819,677	2,074,305		—	4,893,982
Information Technology	3,983,936	1,071,020		—	5,054,956
Materials	3,905,681	—		—	3,905,681
Telecommunication Services	3,143,811	1,083,253		—	4,227,064
Utilities	301,188	849,973		—	1,151,161

Total Common Stocks	$38,850,343	$14,188,877	*	$—	$53,039,220
Investment Funds	884,440	—		—	884,440
Short-Term Investments	16,505,769	—		—	16,505,769

Total Investments	$56,240,552	$14,188,877		$—	$70,429,429

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	January 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 25, 2010